Equity Investees Information, Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Current assets	¥ 307,726	¥ 254,606
Noncurrent assets	716,159	513,104
Current liabilities	235,618	205,749
Noncurrent liabilities and noncontrolling interests	¥ 501,893	¥ 308,410
Minimum
Related Party Transaction [Line Items]
Percentage of ownership in equity investees	20.00%	20.00%
Maximum
Related Party Transaction [Line Items]
Percentage of ownership in equity investees	50.00%	50.00%